CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 66,178	$ 98,920
Short-term investments	76,009	7,142
Accounts receivable (including 1,273 and 22,822 due from a related party as of December 31, 2010 and 2011, respectively)	43,415	22,715
Inventories	36,095	35,494
Prepaid expenses and other current assets	7,122	1,580
Deferred tax assets	14	5
Total current assets	228,833	165,856
Property and equipment, net	5,451	2,201
Investment	48
Other long-term assets	8,050	62
Deferred tax assets		127
Total assets	242,382	168,246
Current liabilities:
Accounts payable	32,543	20,524
Accrued expenses and other current liabilities	28,253	12,934
Deferred revenue	10,651	6,722
Total current liabilities	71,447	40,180
Total liabilities	71,447	40,180
Commitments and contingencies
SHAREHOLDERS' EQUITY
Ordinary shares, (USD0.01 par value; 294,000,000 shares authorized, 261,510,076 shares issued and outstanding as of December 31, 2010, and 254,451,268 shares issued and outstanding as of December 31, 2011)	2,639	2,615
Additional paid-in capital	117,478	113,360
Recourse loans	(509)
Accumulated other comprehensive income	1,136	695
Treasury stock	(12,835)
Retained earnings	63,026	11,396
Total shareholders' equity	170,935	128,066
Total liabilities and shareholders' equity	$ 242,382	$ 168,246